Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 150	$ 1,944
Restricted deposits		153
Restricted deposit for put option		12,264
Accounts receivable		1,975	1,975
Inventory			50
Income tax receivable		155	162
Other receivables		522	2,351
Total current assets		15,219	6,482
NON-CURRENT ASSETS:
Restricted deposit for put option			12,143
Property and equipment, net		1,197	1,388
Total non-current assets		1,197	13,531
Total assets		16,416	20,013
CURRENT LIABILITIES:
Bank loans		630
Accrued payroll and other compensation related accruals		197	135
Trade payables, accrued expenses and other accounts payable		4,918	4,056
Put option liability		12,264
Accrued expenses and accounts payable with respect to Projects		2,039	2,541
Progress payments in excess of accumulated costs with respect to projects		1,307	306
Total current liabilities		21,355	7,038
NON-CURRENT LIABILITIES:
Put option liability			12,143
Accrued severance pay		165	241
Total non-current liabilities		165	12,384
Total liabilities		21,520	19,422
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)
Ordinary shares of $0.0001 par value, 20,000,000 shares authorized, 2,576,415 shares issued and outstanding at June 30, 2018 and December 31, 2017	[1]	3	3
Preferred shares of $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding at June 30, 2018 and December 31, 2017	[1]
Additional paid-in-capital		18,560	18,560
Accumulated deficit		(23,667)	(17,972)
Total shareholders' equity (capital deficiency)		(5,104)	591
Total liabilities and shareholders' equity (net of capital deficiency)		$ 16,416	$ 20,013

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.